Trade and other receivables (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Balance at the beginning of year	$ (5,689,741)	$ (5,820,206)	$ (6,323,298)
Estimate of expected credit losses up 12 months	(4,135,572)	(1,091,053)	(1,846,559)
Estimate of expected credit losses longer than 12 months	(74,250)	(31,800)	(33,501)
Impairment provision of accounts receivable	(4,209,822)	(1,122,853)	(1,880,060)
Uncollectible accounts	1,025,786	478,548	1,995,725
Add back of unused provisions	102,200	204,012	476,246
Effect of translation into presentation currency	1,020,272	570,758	(88,819)
Total	$ (7,751,305)	$ (5,689,741)	$ (5,820,206)